Borrowings and debt - Schedule of Borrowings and Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Borrowings and debts
Short-term, borrowings	$ (1,638,044)	$ (2,151,975)
Short-term, debt	86,561	42,250
Long-term, borrowings	535,871	647,323
Long-term debt	2,091,512	1,574,963
Total	4,351,988	4,416,511
Principal
Borrowings and debts
Short-term, borrowings	(1,638,306)	(2,153,351)
Short-term, debt	86,601	42,255
Long-term, borrowings	537,775	650,275
Long-term debt	2,097,820	1,580,727
Total	4,360,502	4,426,608
Transaction costs
Borrowings and debts
Short-term, borrowings	(262)	(1,376)
Short-term, debt	(40)	(5)
Long-term, borrowings	(1,904)	(2,952)
Long-term debt	(6,308)	(5,764)
Total	$ (8,514)	$ (10,097)